Off-balance sheet arrangements (Tables)	12 Months Ended
Dec. 31, 2023
Off-balance sheet arrangements
Schedule of outstanding obligation for future lease and purchase commitments

On December 31, 2023, we had outstanding obligations for future purchase commitments, which become due as follows:

	Total	Less than 1 year	1 - 3 years	3 - 5 years	More than 5 years

			(Euro, in thousands)

Purchase commitments	€408,521	€237,495	143,532	25,768	1,727

On December 31, 2022, we had outstanding obligations for future purchase commitments, which become due as follows:

	Total	Less than 1 year	1 - 3 years	3 - 5 years	More than 5 years

			(Euro, in thousands)
Purchase commitments	€398,627	€240,237	€136,560	€20,797	€1,032